UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05554
Morgan Stanley California Tax-Free Daily Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2008
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Morgan Stanley California Tax-Free Daily Income Trust
Portfolio of Investments September 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (74.3%)
	ABAG Finance Authority for Nonprofit Corporations,
$1,600	Elder Care Alliance of San Francisco Ser 2006 A	7.80%	10/07/08	$1,600,000
2,435	Eskaton Village-Roseville Ser 2006	8.00	10/07/08	2,435,000
4,900	The Thacher School Ser 2004	8.60	10/07/08	4,900,000
2,865	Austin Trust, Los Angeles Unified School District Ser 2007 A-1 Custody Receipts Ser 2008-1070 (MBIA Insd)	6.28	10/07/08	2,865,000
	Austin Trust, Metropolitan Water District of Southern California
1,000	Ser 2007 A Custody Receipts Ser 2008-1062	5.57	10/07/08	1,000,000
4,375	Waterworks Ser 2007 A Custody Receipts Ser 2008-1087	8.00	10/07/08	4,375,000
3,400	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge 2006 Ser F PUTTERS Ser 2866	4.39	10/07/08	3,400,000
8,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge 2006 Ser B1	7.67	10/07/08	8,000,000
4,400	California Educational Facilities Authority, Carnegie Institution of Washington Ser 2006 A	7.75	10/07/08	4,400,000
	California Department of Water Resources,
5,000	Power Supply Ser 2002 C Subser C-7 (FSA Insd)	7.50	10/07/08	5,000,000
	California Health Facilities Financing Authority,
1,700	Catholic Healthcare West Ser 2008 D	7.78	10/07/08	1,700,000
	California Infrastructure & Economic Development Bank,
6,200	Los Angeles SPCA Ser 2002 A	7.90	10/07/08	6,200,000
	California Statewide Communities Development Authority,
1,075	Chabad of California Ser 2004	7.69	10/07/08	1,075,000
4,500	Kaiser Permanente Ser 2004 J & L	3.90	10/07/08	4,500,000
1,500	Kaiser Permanente Ser 2008 C	1.95	05/28/09	1,500,000
1,700	North Peninsula Jewish Campus Ser 2004	4.25	10/07/08	1,700,000
3,000	Rady Childrens Hospital Ser 2008 B	7.69	10/01/08	3,000,000
4,100	University of San Diego Ser 2005	8.12	10/07/08	4,100,000
4,600	Castaic Lake Water Agency, Ser 1994 A COPs	7.64	10/07/08	4,600,000
4,985	East Bay Municipal Utility District, Water System Sub Refg Ser 2008 C-3	8.00	10/07/08	4,985,000
4,100	Hillsborough, Water & Sewer System Ser 2003 A COPs	7.75	10/07/08	4,100,000
10,265	Irvine Assessment District No 97-16, Improvement Bond Act 1915	4.75	10/07/08	10,265,000
3,085	Los Angeles Department of Water & Power, Power System 2002 Ser A-1	7.70	10/07/08	3,085,000
5,000	Los Angeles Department of Water & Power, Power System 2002 Ser A Subser A-6	7.10	10/07/08	5,000,000
3,670	Los Angeles County Metropolitan Transportation Authority, Prop C Sales Tax Ser 2004-A ROCs II-R Ser 12037 (MBIA Insd)	4.55	10/07/08	3,670,000
	Metropolitan Water District of Southern California,
3,000	Water 2003 Ser B-1 ROCs II-R Ser 11565 (BHAC)	4.45	10/07/08	3,000,000
5,550	Waterworks 2000 Ser B-1	4.25	10/01/08	5,550,000
2,100	Waterworks 2000 Ser B-2	8.00	10/07/08	2,100,000
1,595	Waterworks 2003 Ser C-3	7.69	10/07/08	1,595,000
5	Modesto, Water Ser 2008 A COPs (AGC Insd)	5.75	10/07/08	5,000
5,000	Mountain View, Villa Mariposa Multifamily 1985 Ser A	8.00	10/07/08	5,000,000
2,600	Newport Beach, Hoag Memorial Hospital Presbyterian Ser 2008 F	7.65	10/07/08	2,600,000
2,000	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	7.00	10/07/08	2,000,000
2,500	Sacramento County Sanitation Districts Financing Authority, Ser 2007 Municipal Securities Trust Receipts Ser 2008 SGC-49 Class A	2.49	10/07/08	2,500,000
900	San Bernardino County Housing Authority, Multifamily Raintree Apartments Ser 2005 A	7.69	10/07/08	900,000
2,300	San Diego County Regional Transportation Commission, Sales Tax 2008 Ser A	7.75	10/07/08	2,300,000
1,100	San Diego County Regional Transportation Commission, Sales Tax 2008 Ser B	7.25	10/07/08	1,100,000
3,000	San Jose Financing Authority, Civic Center Ser 2008 A	7.00	10/07/08	3,000,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

1,180	San Jose Redevelopment Agency, Merged Area 1996 Ser B	7.10	10/07/08	1,180,000
4,500	Santa Clara County-El Camino Hospital District Hospital Facilities Authority, Valley Medical Center 1985 Ser A	7.50	10/07/08	4,500,000
3,835	Southern California Public Power Authority, Transmission 1991 Refg Ser	7.90	10/07/08	3,835,000
2,400	Tustin, Improvement Bond Act 1915 Reassessment District No 95-2-A Ser 1996	5.50	10/01/08	2,400,000
4,000	West Hills Community College District, Ser 2008 COPs	8.00	10/07/08	4,000,000
10,945	Whittier, Whittier College Ser 2004	8.60	10/07/08	10,945,000
1,500	Yosemite Community College District, Election 2004 Ser C ROCs II-R Ser 12225 (FSA)	4.95	10/07/08	1,500,000

	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $157,465,000)			157,465,000

				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	California Tax-Exempt Commercial Paper (8.3%)
4,000	Los Angeles Department of Water & Power, Power System	1.53%	10/08/08	1.63%		4,000,000
3,000	Riverside County, Teeter Obligation Ser B	1.50	11/13/08	1.75		3,000,000
2,000	San Diego County Water Authority, Ser 3	1.50	10/08/08	1.50		2,000,000
1,500	San Diego County Water Authority, Ser 3	1.55	10/08/08	1.55		1,500,000
4,000	San Francisco County Transportation Authority, 2004 Ser A	1.60	10/06/08	1.60		4,000,000
3,000	San Joaquin County Transportation Authority, Sales Tax Ser 1997	1.63	12/09/08	1.63		3,000,000

	Total California Tax-Exempt Commercial Paper (Cost $17,500,000)					17,500,000

	California Tax-Exempt Short-Term Municipal Notes (7.1%)
3,000	California School Cash Reserve Program Authority, 2008-2009 Ser A COPs TRANs, dtd 07/01/08	3.00	07/06/09	1.65		3,030,452
4,000	Fresno County, Ser 2008 TRANs, dtd 07/01/08	3.00	06/30/09	1.63		4,040,172
5,000	Los Angeles County, 2008-2009 Ser A TRANs, dtd 07/01/08	3.00	06/30/09	1.58		5,052,084
3,000	Los Angeles Unified School District, Ser 2007 A TRANs, dtd 12/11/07	4.00	12/29/08	3.18		3,005,861

	Total California Tax-Exempt Short-Term Municipal Notes (Cost $15,128,570)					15,128,570

NUMBER OF
SHARES (000)
	Investment Company (c) (2.1%)
4,500	Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $4,500,000)				4,500,000

	Total Investments (Cost $194,593,570) (d)		91.9%		194,593,570

	Other Assets in Excess of Liabilities		8.1		17,238,897

	Net Assets		100.0%		$211,832,467

COPs	Certificates of Participation.

PUTTERs	Puttable Tax-Exempt Receipts.

ROCs	Reset Option Certificates.

TRANs	Tax and Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at September 30, 2008.

(b)	Date on which the principal amount can be recovered through demand.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser.

Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class.

(d)	Cost is the same for federal income tax purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

BHAC	Berkshire Hathaway Assurance Corporation

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

MS California Tax-Free Daily Income Trust
Notes to the Portfolio of Investments
FAS 157
9/30/2008
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$194,593,570	$4,500,000	$190,093,570	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley California Tax-Free Daily Trust

/s/ Randy Takian Randy Takian
Principal Executive Officer
November 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
November 18, 2008

/s/ Francis Smith Francis Smith
Principal Financial Officer
November 18, 2008

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